PREPAID EXPENSES AND OTHER ASSETS, NET (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses	$ 10,889	$ 43,158
Other receivables from third party	400,685	600,011
Prepaid expenses and other assets, net	$ 411,574	$ 643,169